Income Taxes - Schedule of Effective Income Tax Rate Reconciliation for the Year Ended 2024 and 2023 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal statutory rate, benefit			$ (122,960)	$ (14,586)	$ (11,958)
State income taxes, net of benefit			(14,600)	(5,318)	(4,881)
Nondeductible expenses				35	153
Stock-based compensation			110,014	2,566	1,618
Change in valuation allowance			30,007	20,366	18,099
R&D credits			(5,119)	(3,084)	(3,022)
Other			1,626	22	0
Income taxes	$ (4)	$ 1	$ 3	$ 1	$ 9